UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Preferred Income Fund II

QUARTERLY PORTFOLIO HOLDINGS

4.30.2009

John Hancock Preferred Income Fund II
Securities owned by the Fund on
April 30, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)
Bonds 16.52%					$42,493,299
(Cost $53,870,236)

Diversified Banks 0.62%					1,600,000
Lloyds TSB Bank PLC,
Sub Note	6.900%	11/29/49	BB	$4,000	1,600,000

Electric Utilities 9.42%					24,211,760
DPL Capital Trust II	8.125	09/01/31	BBB	22,150	20,191,475
Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07/01/33	BBB+	5,000	4,020,285

Multi-Utilities 4.37%					11,248,289
Dominion Resources Capital Trust I	7.830	12/01/27	BBB	8,450	6,950,074
Dominion Resources Capital Trust III	8.400	01/15/31	BBB	5,000	4,298,215

Oil & Gas Storage & Transportation 2.11%					5,433,250
Southern Union Co.,
Jr Sub Note, Ser A (7.200% to 11-1-11 then
variable)	7.200	11/01/66	BB	10,550	5,433,250

Issuer				Shares	Value (Z)
Common stocks 1.22%					$3,135,150
(Cost $3,080,274)

Integrated Telecommunication Services 1.16%					2,990,150
AT&T, Inc.				57,000	1,473,150
Verizon Communications, Inc.				49,500	1,517,000

Oil & Gas Storage & Transportation 0.06%					145,000
Spectra Energy Corp.				10,000	145,000
		Credit
Issuer, description		rating (A)		Shares	Value (Z)
Preferred Stocks 134.75%					$346,540,214
(Cost $512,710,535)

Agricultural Products 4.90%					12,610,000
Ocean Spray Cranberries, Inc., 6.250%, Ser A (S)		BBB-		160,000	12,610,000

Broadcasting & Cable TV 0.68%					1,742,532
CBS Corp., 6.750%		BBB		122,800	1,742,532

Cable & Satellite 6.15%					15,804,665
Comcast Corp., 6.625%		Baa1		118,500	2,451,765
Comcast Corp., Ser B, 7.000%		BBB+		610,000	13,352,900

Consumer Finance 6.66%					17,117,099
HSBC Finance Corp., 6.000%		A		72,200	1,328,480
HSBC Finance Corp., 6.875%		A		310,900	6,364,123
HSBC Finance Corp., 6.360%, Depositary Shares, Ser B		BBB		143,200	1,861,600
HSBC Holdings PLC, 6.200%, Ser A		A-		254,600	4,134,704
SLM Corp., 6.970%, Ser A		BB-		64,000	1,472,000
SLM Corp., 6.000%		BBB-		196,800	1,956,192

John Hancock Preferred Income Fund II
Securities owned by the Fund on
April 30, 2009 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value (Z)

Diversified Banks 12.98%			33,382,768
Barclays Bank PLC, 7.100%, Ser 3	A+	282,300	4,053,828
Fleet Capital Trust VIII, 7.200%	B	332,000	4,309,360
Republic New York Corp., 6.250%, Ser HSBC	A+	45,400	656,030
Royal Bank of Scotland Group PLC, 5.750%, Ser L	BB-	482,733	3,601,188
Royal Bank of Scotland Group PLC, 7.250%, Ser T	B+	26,000	226,460
Santander Finance Preferred SA, Unipersonal, 6.410%, Ser 1	A-	205,000	4,302,950
Sovereign Bancorp, Inc., 7.300%, Depositary Shares, Ser C	BBB+	93,067	1,488,142
USB Capital VIII, 6.350%, Ser 1	A	83,000	1,574,510
Wachovia Preferred Funding Corp., 7.250%, Ser A	A	130,000	1,916,200
Wells Fargo & Co., 8.000%	A	457,600	8,465,600
Wells Fargo Capital Trust IV, 7.000%	A	130,000	2,788,500

Diversified Financial Services 12.70%			32,671,143
ABN AMRO Capital Funding Trust V, 5.900%	BB	397,610	3,092,293
ABN AMRO Capital Funding Trust VII, 6.080%	BB	110,143	872,300
BAC Capital Trust II, 7.000%	B	22,542	314,720
Citigroup Capital VIII, 6.950%	CC	625,143	7,250,000
Deutsche Bank Contingent Capital Trust III, 7.600%	BBB+	70,143	1,102,500
ING Groep NV, 7.050%	BBB	775,843	9,075,690
JPMorgan Chase & Co., 6.150%, Ser E	BBB+	280,543	10,963,640

Diversified Metals & Mining 0.79%			2,017,500
Freeport-McMoRan Copper & Gold, Inc., 6.750%	BB	30,000	2,017,500

Electric Utilities 22.52%			57,916,431
Duquesne Light Co., 6.500%	BB	98,450	3,664,191
FPC Capital I, 7.100%, Ser A	BBB-	240,003	5,376,067
FPL Group Capital Trust I, 5.875%	BBB+	225,000	5,328,000
Georgia Power Capital Trust VII, 5.875%	BBB+	95,000	2,299,000
HECO Capital Trust III, 6.500%	BB+	130,450	2,871,205
Interstate Power & Light Co., 8.375%, Ser B	Baa2	699,350	18,232,054
NSTAR Electric Co., 4.780%	A-	15,143	1,038,716
PPL Energy Supply, LLC, 7.000%	BBB	626,184	15,898,812
Southern California Edison Co., 6.000%, Ser C	BBB-	20,000	1,489,376
Westar Energy, Inc., 6.100%	BBB	79,400	1,719,010

Gas Utilities 2.67%			6,858,768
Southwest Gas Capital II, 7.700%	BB+	312,900	6,858,768

Integrated Telecommunication Services 0.21%			536,340
AT&T, Inc., 6.375%	A	21,000	536,340

Investment Banking & Brokerage 7.68%			19,751,396
Lehman Brothers Holdings Capital Trust III, 6.375%, Ser K	C	177,000	1,770
Lehman Brothers Holdings Capital Trust V, 6.000%, Ser M	C	46,600	1,631
Lehman Brothers Holdings, Inc., 5.940%, Depositary Shares, Ser C
(G)(H)	D	145,200	2,904
Merrill Lynch Preferred Capital Trust III, 7.000%	B	360,400	4,353,632
Merrill Lynch Preferred Capital Trust IV, 7.120%	B	172,200	2,106,006
Merrill Lynch Preferred Capital Trust V, 7.280%	B	275,000	3,489,750
Morgan Stanley Capital Trust III, 6.250%	BBB	258,779	4,153,403
Morgan Stanley Capital Trust IV, 6.250%	BBB	60,000	948,000
Morgan Stanley Capital Trust V, 5.750%	A3	314,000	4,694,300

John Hancock Preferred Income Fund II
Securities owned by the Fund on
April 30, 2009 (Unaudited)

		Credit
Issuer, description		rating (A)		Shares	Value (Z)

Life & Health Insurance 9.67%					24,879,624
Aegon NV, 6.375%		BBB		355,000	3,390,250
Metlife, Inc., 6.500%, Ser B		BBB-		755,000	13,816,500
Phoenix Cos., Inc., 7.450%		B+		229,300	2,061,407
PLC Capital Trust IV, 7.250%		BBB		350,475	4,223,224
Prudential PLC, 6.500%		A-		95,807	1,388,243

Movies & Entertainment 5.86%					15,058,122
Viacom, Inc., 6.850%		BBB		834,245	15,058,122

Multi-Utilities 11.76%					30,249,041
Baltimore Gas & Electric Co., 6.990%, Ser 1995		Ba1		39,870	3,117,336
BGE Capital Trust II, 6.200%		BB+		472,200	7,791,300
DTE Energy Trust I, 7.800%		BB+		285,167	6,906,745
Public Service Electric & Gas Co., 4.180%, Ser B		BB+		4,805	336,446
South Carolina Electric & Gas Co., 6.520%		Baa2		15,000	1,212,187
Xcel Energy, Inc., 7.600%		BBB-		432,117	10,885,027

Oil & Gas Exploration & Production 8.19%					21,065,130
Nexen, Inc., 7.350%		BB+		1,151,100	21,065,130

Real Estate Investment Trusts 4.48%					11,528,248
Duke Realty Corp., 6.625%, Depositary Shares, Ser J		BB+		449,400	5,977,020
Duke Realty Corp., 6.500%, Depositary Shares, Ser K		BB+		110,000	1,427,800
Duke Realty Corp., 6.600%, Depositary Shares, Ser L		BB+		109,840	1,422,428
Public Storage, Inc., 6.450%, Depositary Shares, Ser X		BBB		30,000	555,000
Public Storage, Inc., 7.500%, Depositary Shares, Ser V		BBB		100,000	2,146,000

Regional Banks 5.01%					12,884,558
PFGI Capital Corp., 7.750% (B)		BBB		686,000	12,884,558

Reinsurance 0.20%					521,300
RenaissanceRe Holdings Ltd., 6.080%, Ser C		BBB+		32,500	521,300

Specialized Finance 0.97%					2,491,250
CIT Group, Inc., 6.350%, Ser A		B+		100,000	575,000
Repsol International Capital Ltd., 7.450%, Ser A		BB+		87,500	1,916,250

Thrifts & Mortgage Finance 1.12%					2,871,960
Sovereign Capital Trust V, 7.750%		BBB+		156,000	2,871,960

U.S. Government Agency 0.02%					62,250
Federal National Mortgage Assn. (8.250% to 12-31-10 then variable)C				75,000	62,250

Wireless Telecommunication Services 9.53%					24,520,089
Telephone & Data Systems, Inc., 6.625%		BBB-		155,000	2,433,500
Telephone & Data Systems, Inc., 7.600%		BBB-		666,834	11,936,329
United States Cellular Corp., 7.500%		BBB-		559,243	10,150,260

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)
Short-term investments 1.63%					$4,200,000
(Cost $4,200,000)

U.S. Government Agency 1.63%					4,200,000
Federal Home Loan Bank,
Discount Note	zero	05/01/09	AAA	$4,200	4,200,000

John Hancock Preferred Income Fund II
Securities owned by the Fund on
April 30, 2009 (Unaudited)

Total investments (Cost $573,736,194)† 154.12%	$396,368,663

Liabilities in excess of other assets (54.12%)	($139,191,288)

Total net assets 100.00%	$257,177,375

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

(A) Credit ratings are unaudtied and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted $12,884,558 or 5.010% of the Fund's net assets as of April 30, 2009.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral for the Committed Facility Agreement. Total collateral value at April 30, 2009 was $332,553,130.

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $573,861,045. Net unrealized depreciation aggregated $177,492,382, of which $1,904,713 related to appreciated investment securities and $179,397,095 related to depreciated investment securities.

Notes to portfolio of investments (unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$313,659,000
Level 2 – Other Significant Observable Inputs	69,825,105	($7,395,165)
Level 3 – Significant Unobservable Inputs	12,884,558
Total	$396,368,663	($7,395,165)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at valued based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of July 31, 2008	-	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation	$2,444,317	-
(depreciation)
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	10,440,241	-
Balance as of April 30, 2009	$12,884,558	-

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161. “Disclosures about Derivative Instruments and Hedging Activities – an Amendment of FASB Statement No. 133” (FAS 161). This Statement changes the disclosure requirements for derivative instruments and hedging activities. The Fund is now required to provide enhanced disclosures about (a) how and why the Fund uses derivative instruments, (b) how derivative instruments are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments affect the Fund’s financial position, financial performance, and cash flows. All changes to disclosure have been made in accordance with the Statement and incorporated for the current period as part of the Notes to the Portfolio of Investments included below.

Swap contracts
The Fund may enter into interest rate, credit default, cross- currency, and other forms of swap transactions to manage its exposure to credit, currency and interest rate risks or to enhance the Fund’s income. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. In connection with these agreements, the fund will hold cash or identify securities equal to the net amount, if any, of the Fund's obligations with respect to the swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized appreciation/depreciation of swap contracts on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

6

Entering into swap agreements involves, to varying degrees, elements of credit, market, counterparty and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest or exchange rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts, or reduce its exposure through offsetting transactions, or the Fund may be liable for early termination of the derivative.

The Fund is a party to International Swap Dealers Association, Inc., Master Agreements (“ISDA Master Agreements”) with select counterparties that govern over the counter derivative transactions, which may include foreign exchange derivative transactions, entered into by the Fund and those counterparties. The ISDA Master Agreements typically include standard representations and warranties, as well as a Credit Support Annex (“CSA”) that accompanies a schedule to ISDA master agreements provisions outlining the general obligations of the Fund and counterparties relating to events of default, termination events and other standard provisions. Termination events may include a decline in the Fund’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle the counterparty to elect to terminate early and calculate damages based on that termination, with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact on the financial statements of the Fund.

Interest rate swap agreements
Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

During the period the Fund held interest rate swaps to hedge against anticipated interest rate changes. The Fund had the following interest rate swap contracts open on April 30, 2009:

	RATE TYPE
	FIXED	VARIABLE
	PAYMENTS	PAYMENTS
NOTIONAL	MADE BY	RECEIVED BY	TERMINATION		UNREALIZED
AMOUNT	FUND	FUND	DATE	COUNTERPARTY	DEPRECIATION
$63,500,000	4.37%	3-month LIBOR (a)	Nov 2010	Bank of America	($4,101,261)
63,500,000	3.79%	3-month LIBOR (a)	Jan 2011	Morgan Stanley	(3,293,904)
Total					($7,395,165)

(a) At April 30, 2009, the 3-month LIBOR rate was 1.0163%.

The fair values of derivatives held by the Fund at April 30, 2009 (as noted above), that are not accounted for as hedging instruments under Statement of Financial Accounting Standards, No. 133 (as amended), “Accounting for Derivative Instruments and Hedging Activities” (FAS 133), are interest rate contracts.

Risks and uncertainties
Fixed income risk
Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

7

Derivatives and counterparty risk
The use of derivative instruments may involve risk different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them.

Risks associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Sector risk — utilities industry
The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, utilities can be hurt by higher interest costs in connection with capital construction programs, costs associated with environmental and other regulations and the effects of economic declines, surplus capacity and increased competition. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

Leverage utilization risk
The Fund utilizes leverage to increase assets available for investment. The Fund has a Committed Facility Agreement (CFA) with a third party commercial bank that allows it to borrow up to an initial limit of $208 million and to invest the borrowings in accordance with its investment practices. Borrowings under the CFA are secured by the assets of the Fund.

8

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HPF

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P11Q3 4/09
6/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 18, 2009